Accounts Payable and Accrued Liabilities - Schedule of accounts payable and accrued liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Payables and Accruals [Abstract]
Accounts payable	$ 11,650	$ 7,466
Accrued liabilities	2,254	1,878
Holdback payable	500	500
Other payable	973	751
Total	$ 15,377	$ 10,595